Annual

Report





                             (GRAPHIC APPEARS HERE)




                                  JULY 31, 2002

FRANKLIN FLOATING RATE TRUST



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FRANKLIN(R) TEMPLETON(R)
     INVESTMENTS

            THANK YOU FOR INVESTING WITH
        FRANKLIN TEMPLETON. WE ENCOURAGE
   OUR INVESTORS TO MAINTAIN A LONG-TERM          (PHOTO APPEARS HERE)
       PERSPECTIVE AND REMEMBER THAT ALL
     SECURITIES MARKETS MOVE BOTH UP AND          CHARLES B. JOHNSON
   DOWN, AS DO MUTUAL FUND SHARE PRICES.          CHAIRMAN
         WE APPRECIATE YOUR PAST SUPPORT          FRANKLIN FLOATING RATE TRUST
        AND LOOK FORWARD TO SERVING YOUR
    INVESTMENT NEEDS IN THE YEARS AHEAD.





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


SHAREHOLDER LETTER

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN FLOATING RATE TRUST'S PRIMARY GOAL IS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AND PRESERVATION OF CAPITAL AS IS CONSISTENT WITH INVESTMENT PRIMARILY IN SENIOR SECURED CORPORATE LOANS AND CORPORATE DEBT SECURITIES WITH FLOATING INTEREST RATES.
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report for Franklin Floating Rate Trust covers the fiscal year ended July 31, 2002.


ECONOMIC OVERVIEW

The U.S. economy was already in a recession at the beginning of the year under review, weakened by slack industrial demand and rising unemployment, when the September 11 terrorist attacks exacerbated the downturn. Since early 2001, the Federal Reserve Board had anticipated the potential slowdown and reduced borrowing rates to help spur economic activity. The federal funds target rate, which was 3.75% on July 31, 2001, stood at just 1.75% at period-end.

Short-term interest rates continued their steep descent, with the 3-month London InterBank Offered Rate (LIBOR), the benchmark underlying many of the Trust's floating rate loans, falling significantly from 3.67% on July 31, 2001, to




CONTENTS

Shareholder Letter .............    1

Performance Summary ............    8

The Fund's
Repurchase Offers ..............    9

Financial Highlights &
Statement of Investments .......   11

Financial Statements ...........   23

Notes to
Financial Statements ...........   26

Independent
Auditors' Report ...............   31

Board Members
and Officers ...................   32



      (GRAPHIC APPEARS HERE)

          FUND CATEGORY
Global

Growth

Growth
& Income
      Income   Tax-Free Income



The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 12.

WHAT ARE SYNDICATED BANK LOANS?

SYNDICATED BANK LOANS ARE TYPICALLY SECURED, FLOATING RATE LOANS TO CORPORATE BORROWERS MADE BY A GROUP, OR SYNDICATE, OF BANKS AND OTHER LENDERS. A GROUP OF LENDERS PROVIDES CAPITAL TO COMPANIES FOR VARIED PURPOSES, SUCH AS MERGER AND ACQUISITION ACTIVITY, LEVERAGED BUYOUTS OR REFINANCINGS. BORROWING RATES ARE GENERALLY PEGGED TO AN INDEX, SUCH AS LIBOR, THE LONDON INTERBANK OFFERED RATE.

1.82% on July 31, 2002. Long-term interest rates also declined during the past 12 months, with the 10-year Treasury note yield dropping slightly from 5.07% to 4.51% at period-end. Equity markets fell sharply, as the Dow Jones Industrial Average closed the year under review at 8736.59, down from 10522.81 at the beginning of the reporting period.(1)


SYNDICATED BANK LOAN MARKET

The bank loan asset class experienced a difficult 12-month period, with challenging conditions in the new-issue market during fourth quarter 2001 and early 2002. Slowing economic trends, continued credit deterioration and multiple corporate accounting scandals created a gloomy outlook for the high yield market. Yield spreads over LIBOR widened considerably, and the loan market was virtually closed to all but the strongest borrowers. By the spring, however, the demand for primary and secondary loan assets improved considerably. A somewhat stronger economy, the apparent stabilization of loan default rates and new demand from institutional investment vehicles helped drive the increased demand.

Throughout much of the reporting period loan investors continued to favor issuers with higher credit quality, allowing a number of more stable borrowers to refinance at lower rates during the first half of 2002. The growing demand for loans gave borrowers the ability to stipulate many concessions from lenders. As a result, the second quarter of 2002 recorded the highest volume of issuance since early 2000, and many issuers



1. The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

were able to refinance their capital structures through a healthy and robust high yield market. Consequently, loan spreads over LIBOR tightened considerably, reducing borrowers' interest expense. The combined effect of narrower loan spreads and LIBOR's significant decline negatively impacted the Fund's returns.

By the end of 2002's second quarter, however, the market began to reverse its course in favor of lenders. Mixed economic figures, high default rates and declining institutional demand contributed to cooling the overheated loan market. The closely linked high yield bond market also weakened significantly, adding more pressure to the bank loan market.

After declining since February 2002, the 12-month institutional default rate hit a new high in June. The default rate change was mainly due to the bankruptcy of Adelphia Communications, a cable television provider that was one of the largest issuers in the high yield loan and bond market. Still, the loan market continued to hold up as some investors believed that default rates would trend downward in the rest of 2002 due to an improving economy and strengthening U.S. manufacturing sector.

Prospects for a loan market rebound exist, benefiting investors with longer-term time horizons. The recent interest rate environment is one of the lowest ever, and, in our opinion, interest rates should eventually rise, benefiting the Fund's yield. We believe default rates should eventually stabilize and then decline.

TOP 10 HOLDINGS
7/31/02

COMPANY                   % OF TOTAL
SECTOR/INDUSTRY           NET ASSETS
------------------------------------

Wyndham International Inc.      2.9%
HOTEL, RESORTS & CRUISELINES

Washington Group
International Inc.              2.2%
ENGINEERING & CONSTRUCTION

Blockbuster Inc.                2.2%
MOVIES & ENTERTAINMENT

UPC Distribution Holdings BV    2.1%
CABLE & SATELLITE TELEVISION

Loews Cineplex
Entertainment Corp.             1.5%
MOVIES & ENTERTAINMENT

Eurotunnel Finance Ltd.         1.5%
OTHER TRANSPORTATION

AMC Entertainment Inc.          1.5%
MOVIES & ENTERTAINMENT

Vertis                          1.4%
COMMERCIAL PRINTING & FORMS

Alabama Pine & Pulp             1.3%
PULP & PAPER

White Mountains
Insurance Group Inc.            1.3%
PROPERTY CASUALTY INSURANCE


PORTFOLIO NOTES

During the year under review, we continued to position Franklin Floating Rate Trust defensively, selling off riskier credits and investing in loans in relatively stable industries such as food, media and health care.

We favored the health care industry due to our expectations that hospital services should continue experiencing strong demand regardless of economic conditions. In particular, we like IASIS Healthcare, a for-profit hospital management company, which currently owns or operates 11 hospitals and 5 surgery centers in growing urban markets such as Phoenix, San Antonio, Salt Lake City and Tampa-St.Petersburg.

During the reporting period, we invested in the senior secured credit facility of PanAmSat Corp. PanAmSat is a leading global provider of video, broadcasting and network services through satellites. The company helps deliver entertainment and information to cable television systems, television broadcast affiliates, direct-to-home television operators and telecommunications companies. PanAmSat boasts one of the world's largest commercial geostationary satellite networks, and as a result, is one of only a few companies worldwide capable of servicing a global market through its own satellite fleet. We view this loan as a defensive investment that could hold up if the economy were to slow. PanAmSat should benefit from its strong market share with little competition, as well as the satellite industry's inherently high barriers to entry. In addition, the company seems well-positioned with stable revenues and cash flows, high profit margins, and a substantial revenue backlog.

The Fund also recently participated in a refinancing for Corrections Corp. of America, the largest owner and operator of U.S. privatized correctional and detention facilities. The company provides management services for inmates through contracts with approximately 60 federal, state and local agencies. Demographics illustrate this business's defensive nature. The U.S. prison population and incarceration rate have risen steadily since 1925, independent of economic cycles, according to the Bureau of Justice Statistics. Furthermore, recently proposed initiatives related to homeland security may increase demand for prison beds. The President's fiscal year 2003 budget included a proposal for an additional $2 billion to address national defense, including more than $1 billion for the U.S. Marshals Service and Immigration and Naturalization Service. We believe Corrections Corp. is well-positioned to benefit from the needs discussed above, given the shortfall in federal- and state-owned prison capacity.

Looking forward, we will maintain our strategy of holding loans from companies that we believe possess defensive market positions and strong asset coverage in industries that we feel will do well even during periods of economic decline. With its potential for high, current income, we believe the Fund is an attractive investment for investors seeking to diversify portfolios heavily weighted in equities.



DIVIDEND DISTRIBUTIONS*
8/1/01-7/31/02

                                DIVIDEND
MONTH                           PER SHARE
--------------------------------------------
August                        6.0170 cents

September                     5.5148 cents

October                       6.3636 cents

November                      4.7512 cents

December                      5.0032 cents

January                       4.6816 cents

February                      4.5979 cents

March                         4.0554 cents

April                         4.9375 cents

May                           4.6037 cents

June                          3.5885 cents

July                          3.9425 cents
--------------------------------------------
TOTAL                        58.0569 CENTS



*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.




We appreciate your investment in Franklin Floating Rate Trust and welcome any comments or suggestions you might have.

Sincerely,


/s/ Charles B. Johnson
------------------------
Charles B. Johnson
Chairman


/s/ Chauncey Lufkin
------------------------
Chauncey Lufkin
Chief Investment Officer


/s/ Richard D'Addario
------------------------
Richard D'Addario
Portfolio Manager

Franklin Floating Rate Trust




This discussion reflects our views, opinions and portfolio holdings as of July 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

Effective March 2002, CHAUNCEY LUFKIN became Chief Investment Officer (CIO) of Franklin Templeton Investments' Floating Rate Debt Group. Mr. Lufkin will focus on asset growth of the institutional product line and setting strategic investment direction for all the floating rate products, including Franklin Floating Rate Trust.

Also in March 2002, RICHARD D'ADDARIO assumed primary investment responsibility for the Floating Rate Debt Group, including day-to-day portfolio management and all trading activities of Franklin Floating Rate Trust. He joined Franklin Templeton Investments in 1996. Mr. D'Addario brings over 15 years of experience in the senior secured loan industry, having worked at Citibank in senior secured lending, working with both corporations and financial institutions, and at Soros Fund Management in New York as the director of banking and finance. From 1996 to mid-2000, he was a research analyst for Templeton and also worked on joint ventures and structured products until joining the senior secured loan area in mid-2000.

PERFORMANCE SUMMARY AS OF 7/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF THE FUND'S OPERATING EXPENSES. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



Shares repurchased within 12 months of investment are subject to 1% early withdrawal charge. The Fund's manager agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.



PRICE AND DISTRIBUTION INFORMATION

                                    CHANGE            7/31/02     7/31/01
--------------------------------------------------------------------------
Net Asset Value (NAV)               -$0.93             $8.31       $9.24
DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                     $0.580569




PERFORMANCE

                                                                 INCEPTION
                                             1-YEAR    3-YEAR   (10/10/97)
--------------------------------------------------------------------------
Cumulative Total Return(1)                   -3.95%    +6.03%      +19.07%
Average Annual Total Return(2)               -4.85%    +1.97%       +3.70%
Avg. Ann. Total Return (6/30/02)(3)          -2.70%    +3.17%       +4.37%
Distribution Rate(4)                     5.21%
30-Day Standardized Yield(5)             7.34%






1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the early withdrawal charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1% early withdrawal charge, assuming shares were redeemed within 12 months of purchase.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. The distribution rate is based on the annualization of daily distributions totaling 3.6114 cents per share during the last 30 days of July and the $8.31 NAV on 7/31/02.
5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 7/31/02.




For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

THE FUND'S REPURCHASE OFFERS



The Fund will make quarterly repurchase offers for a portion of its shares. With any repurchase offer, shareholders may elect to tender (have the Fund repurchase) all, a portion or none of their shares. With each repurchase offer, shareholders will be notified in writing about the offer, how to request that the Fund repurchase their shares and the deadline for submitting repurchase requests.

Each quarter the Board of Trustees will set the amount of the repurchase offer, as a percentage of outstanding shares. This amount is known as the repurchase offer amount and will generally be between 5% and 25% of the Fund's outstanding shares. If repurchase requests exceed the repurchase offer amount, the Fund will prorate requests. The Fund may, however, first accept any requests to repurchase ALL of a shareholder's shares if the shareholder owns less than 100 shares. The Board will also determine the date by which the Fund must receive shareholders' repurchase requests, which is known as the repurchase request deadline. The Board will base these decisions on investment management considerations, market conditions, liquidity of the Fund's assets, shareholder servicing and administrative considerations and other factors it deems appropriate. Each repurchase request deadline will occur within the period that begins 21 days before, and ends 21 days after, the end of the quarterly interval. The repurchase price of the shares will be the net asset value as of the close of the NYSE on the date the Board sets as the repurchase pricing date. The maximum number of days between the repurchase request deadline and the repurchase pricing date is 14 days.



SUMMARY OF REPURCHASE OFFERS - 8/1/01 THROUGH 7/31/02

      REPURCHASE         REPURCHASE       % OF SHARES        NUMBER OF
   REQUEST DEADLINE     OFFER AMOUNT       TENDERED*     SHARES TENDERED*
   ------------------------------------------------------------------------
1.      10/3/01              25%            16.950%       53,829,577.810

2.      1/14/02              25%            10.582%       28,910,145.487

3.       4/1/02              25%             9.043%       22,877,164.747

4.       7/1/02              25%            10.720%       25,539,306.103







*In connection with the repurchase offers, due to the limited number of shares tendered, the Fund did not have to consider whether to repurchase an additional amount of shares, not in excess of 2% of the shares outstanding, and did not need to repurchase any shares on a pro rata basis as described in the Prospectus and Repurchase Offer/Request Form.

FRANKLIN FLOATING RATE TRUST
Financial Highlights

                                                                                YEAR ENDED JULY 31,
                                                           -------------------------------------------------------------
                                                               2002       2001        2000        1999        1998(a)
                                                           -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................      $9.24       $9.85       $9.98      $10.04      $10.00
                                                           -------------------------------------------------------------
Income from investment operations:
 Net investment income .................................       .568(d)     .875        .839        .700        .482
 Net realized and unrealized gains (losses) ............      (.927)(d)   (.606)      (.130)      (.060)       .040
                                                           -------------------------------------------------------------
Total from investment operations .......................      (.359)       .269        .709        .640        .522
                                                           -------------------------------------------------------------
Less distributions from net investment income ..........      (.581)      (.879)      (.839)      (.700)      (.482)
                                                           -------------------------------------------------------------
Net asset value, end of year ...........................      $8.30       $9.24       $9.85      $ 9.98      $10.04
                                                           =============================================================
Total return(b) ........................................      (3.95)%      2.80%       7.39%       6.62%       5.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................ $1,779,930  $2,832,188  $2,541,497  $1,106,363    $168,537
Ratios to average net assets:
 Expenses ..............................................      1.32%       1.36%       1.35%       1.39%       1.32%(c)
 Expenses excluding waiver and payments by affiliate ...      1.32%       1.36%       1.35%       1.41%       1.76%(c)
 Net investment income .................................      6.58%(d)    9.07%       8.51%       6.93%       6.06%(c)
Portfolio turnover rate ................................     62.21%      84.15%      66.27%      63.29%      45.32%




(a)For period October 10, 1997 (effective date) to July 31, 1998.
(b)Total return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.
(c)Annualized
(d)The AICPA Audit and Accounting Guide of Investment Companies, was implemented as described in Note 1(g) resulting in a change of $(.008) and $.008 to the net investment income and net realized and unrealized losses per share, respectively, and a decrease of .07% to the ratio of net investment income to average net assets for the year ended July 31, 2002.



                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002


                                                                                                 PRINCIPAL
                                                                                                  AMOUNT*               VALUE
----------------------------------------------------------------------------------------------------------------------------------
aSENIOR FLOATING RATE INTERESTS 83.8%
 ADVERTISING/MARKETING SERVICES .5%
 Adams Outdoor Advertising Inc., Term Loan B, 5.36%, 12/26/07 ..............................   $  2,985,000        $   3,000,546
 Lamar Media Corp., Term Loan A, 3.938%, 3/01/06 ...........................................      6,898,967            6,778,235
                                                                                                                   ---------------
                                                                                                                       9,778,781
                                                                                                                   ---------------
 AEROSPACE & DEFENSE .9%
 Alliant Techsystems Inc., Term Loan C, 4.125%, 4/20/09 ....................................      3,990,000            4,031,895
 Hexcel Corp., Term Loan B, 6.125 - 6.188%, 9/14/05 ........................................        966,274              955,000
 Titan Corp., Term Loan B, 4.83 - 4.89%, 2/23/06 ...........................................      5,500,000            5,508,250
 United Defense Industries, Term Loan B, 6.50%, 8/13/09 ....................................      1,000,000            1,003,375
 Veridian Corp., Term Loan, 5.09%, 6/05/08 .................................................      2,000,000            2,013,334
 Vought Aircraft Industries, Term Loan X, 5.07%, 12/01/06 ..................................      2,580,000            2,588,063
                                                                                                                   ---------------
                                                                                                                      16,099,917
                                                                                                                   ---------------
 AGRICULTURAL COMMODITIES/MILLING .1%
 Hines Nurseries Inc., Term Loan B, 5.625%, 2/28/05 ........................................      1,534,063            1,534,063
                                                                                                                   ---------------
 APPAREL/FOOTWEAR
 St. John Knits Inc., Term Loan B, 4.813%, 7/31/07 .........................................        762,079              762,079
                                                                                                                   ---------------
 AUTO PARTS: O.E.M. 2.0%
 Dayco Products LLC, Term Loan B1, 5.088 - 5.45%, 5/31/07 ..................................      3,817,309            3,822,558
 Metaldyne Inc., Term Loan D, 4.625%, 12/31/09 .............................................     10,000,000           10,004,170
 Tenneco Automotive Inc.,
     Term Loan B, 5.92%, 11/04/07 ..........................................................     11,800,560           11,043,354
     Term Loan C, 6.17%, 5/04/08 ...........................................................     11,800,560           11,043,354
                                                                                                                   ---------------
                                                                                                                      35,913,436
                                                                                                                   ---------------
 BEVERAGES: ALCOHOLIC .3%
 Southern Wine & Spirits of America Inc., Term Loan B, 4.34%, 6/21/08 ......................      5,000,000            5,026,565
                                                                                                                   ---------------
 BROADCASTING 3.0%
 Benedek Broadcasting Corp., Term Loan B, 7.00%, 11/20/07 ..................................     17,685,159           17,592,312
 Comcorp Broadcasting, Term Loan, 5.375%, 3/31/03 ..........................................      3,335,584            2,735,179
 Comcorp Holdings, Term Loan, 11.375 - 13.25%, 9/30/03 .....................................      4,714,710            3,866,062
 Cumulus Media Inc., Term Loan B, 4.813%, 3/28/10 ..........................................        500,000              503,625
 Emmis Communications Corp.,
     Term Loan A, 5.188%, 2/28/09 ..........................................................      2,569,763            2,563,981
     Term Loan B, 4.375%, 8/31/09 ..........................................................      4,081,088            4,099,579
 Quorum Broadcasting, Term Loan B, 6.36%, 9/30/07 ..........................................      8,186,221            7,326,668
 Radio One Inc., Term Loan A, 3.15%, 6/30/07 ...............................................      8,000,000            7,870,000
 Sinclair Broadcast Group Inc., Term Loan B, 4.125%, 12/31/09 ..............................      4,000,000            4,000,000
 White Knight Broadcasting, Term Loan B, 5.375%, 3/31/03 ...................................      3,516,334            2,883,394
                                                                                                                   ---------------
                                                                                                                      53,440,800
                                                                                                                   ---------------
 BUILDING PRODUCTS 1.3%
 Magnatrax, Term Loan B, 6.40%, 11/15/05 ...................................................      4,154,893            3,607,831
 Masonite International Corp., Term Loan C, 6.625 - 6.875%, 8/31/08 ........................      6,000,000            6,007,500
 Tapco International,
     Term Loan B, 4.86 - 4.87%, 7/23/07 ....................................................      7,440,341            7,458,942
     Term Loan C, 5.11 - 5.12%, 7/23/08 ....................................................      6,227,841            6,243,411
                                                                                                                   ---------------
                                                                                                                      23,317,684
                                                                                                                   ---------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)


                                                                                                 PRINCIPAL
                                                                                                  AMOUNT*               VALUE
----------------------------------------------------------------------------------------------------------------------------------
aSENIOR FLOATING RATE INTERESTS (CONT.)
 CABLE/SATELLITE TELEVISION 11.3%
 Century Cable (Adelphia),
     Discretionary Term Loan, 6.75%, 12/31/09 ..............................................   $  3,000,000        $   2,067,273
     Term Loan, 6.75%, 6/30/09 .............................................................      1,000,000              691,250
 Charter Communications CCVI,
    gRevolver, .50 - 3.17%, 5/12/08 ........................................................        875,000              691,250
     Term Loan A, 3.11%, 5/12/08 ...........................................................      1,125,000              946,406
     Term Loan B, 4.36%, 11/12/08 ..........................................................     20,000,000           17,370,000
 Charter Communications CCVIII, Term Loan B, 4.61%, 2/02/08 ................................     10,927,544            9,561,601
 Charter Communications Operating LLC, Term Loan B, 4.61%, 9/18/08 .........................     18,204,375           15,810,500
 Hughes Electronics, Term Loan B, 5.38%, 12/05/02 ..........................................     22,500,000           22,489,448
 Insight Midwest Holdings, Term Loan B, 5.063%, 12/31/09 ...................................     15,500,000           14,862,780
 MCC Iowa (broadband), Term Loan B1, 4.34%, 9/12/10 ........................................      3,000,000            2,907,000
 Mediacom Illinois, Term Loan B, 4.34%, 12/31/08 ...........................................      5,000,000            4,845,000
 Olympus Cable Holdings, Term Loan B, 6.75%, 9/30/10 .......................................      2,000,000            1,637,142
 PanAmSat Corp., Term Loan B, 5.32%, 12/31/08 ..............................................     22,500,000           22,496,490
 Pegasus Media & Communications, Term Loan B, 5.375%, 4/30/05 ..............................     17,237,500           15,772,313
 Satellites Mexicanos, Term Loan C, 144A, 6.34%, 6/30/04 ...................................      5,528,000            4,864,640
 UCA-HHC (Adelphia), Term Loan B, 6.00%, 3/31/08 ...........................................     25,935,000           18,258,240
 UPC Distribution Holdings BV, Term Loan B, 5.839%, 3/31/09 ................................     48,500,000           36,950,938
 Videotron Itee, Term Loan B, 4.64 - 4.648%, 12/01/09 ......................................      9,831,772            9,782,613
                                                                                                                   ---------------
                                                                                                                     202,004,884
                                                                                                                   ---------------
 CASINOS/GAMING 1.3%
 Ameristar Casinos Inc., Term Loan B, 4.875%, 12/20/06 .....................................      3,387,094            3,409,534
 Greektown Casinos LLC, Term Loan B, 5.813 - 5.938%, 11/16/04 ..............................      3,660,584            3,688,038
 Hollywood Casino Corp., 8.378%, 5/01/06 ...................................................      5,000,000            5,125,000
 Isle of Capri, Term Loan B, 4.325 - 4.396%, 3/26/08 .......................................        997,500            1,003,289
 Marina District Finance Co. Inc., Term Loan B, 5.86%, 12/31/07 ............................      3,000,000            2,977,500
 Scientific Games Corp., Term Loan B, 6.063 - 6.188%, 9/30/07 ..............................      6,042,834            6,074,939
 Venetian Casino Resorts LLC/Las Vegas Sands Inn, Term Loan B, 4.84%, 6/15/08 ..............      1,000,000            1,011,667
                                                                                                                   ---------------
                                                                                                                      23,289,967
                                                                                                                   ---------------
 CHEMICALS: SPECIALTY .9%
 Arteva B.V. (Kosa), Term Loan B, 5.355%, 12/31/06 .........................................      3,737,935            3,700,556
 Ineos Group Ltd., Term Loan C, 5.879%, 6/30/09 ............................................      2,376,684            2,369,751
 Noveon Inc., Term Loam B, 5.375 - 5.438%, 9/30/08 .........................................      4,950,000            4,971,216
 OM Group Inc., Term Loan C, 4.355%, 4/01/07 ...............................................      2,000,000            2,005,000
 RK Polymers LLC, Term Loan B, 6.375%, 3/07/09 .............................................      2,114,469            2,127,684
                                                                                                                   ---------------
                                                                                                                      15,174,207
                                                                                                                   ---------------
 COAL .7%
 Arch Western Resources LLC, Term Loan B, 4.82 - 4.86%, 4/18/08 ............................     12,000,000           12,071,256
                                                                                                                   ---------------
 COMMERCIAL PRINTING/FORMS 2.9%
 American Reprographics, Term Loan B, 5.65%, 4/10/08 .......................................     16,129,090           16,048,445
cDIMAC Holdings,
     Term Loan A, 7.75%, 12/31/05 ..........................................................      2,092,640              230,190
     Term Loan B, 7.75%, 9/30/02 ...........................................................        669,883              572,750

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)


                                                                                                 PRINCIPAL
                                                                                                  AMOUNT*               VALUE
----------------------------------------------------------------------------------------------------------------------------------
aSENIOR FLOATING RATE INTERESTS (CONT.)
 COMMERCIAL PRINTING/FORMS (CONT.)
cDIMAC Marketing Partners,
     Revolver, .50 - 7.75%, 7/01/03 ........................................................   $    233,270        $      25,660
     Term Loan B, 7.75%, 1/01/05 ...........................................................      1,656,437              182,208
 Moore North America Inc., Term Loan B, 6.75%, 8/02/08 .....................................      6,000,000            6,000,000
 Vertis,
     Bridge Term Loan, 13.50%, 12/09/09 ....................................................     19,027,778           17,886,111
     Term Loan B, 6.125 - 6.375%, 12/31/09 .................................................      7,140,076            6,997,275
 Yellow Book USA,
     Term Loan C, 5.318%, 3/31/10 ..........................................................      2,000,000            2,008,250
     Term Loan D, 4.818%, 3/31/09 ..........................................................      2,000,000            2,003,750
                                                                                                                   ---------------
                                                                                                                      51,954,639
                                                                                                                   ---------------
 CONSUMER SUNDRIES .3%
 Church & Dwight Co., Term Loan B, 4.35%, 5/27/09 ..........................................      1,000,000            1,008,482
 Playtex Products Inc.,
    gRevolver, .50 - 2.75%, 5/31/07 ........................................................      2,777,778            2,722,222
     Term Loan C, 4.089 - 4.11%, 5/31/09 ...................................................      2,500,000            2,506,250
                                                                                                                   ---------------
                                                                                                                       6,236,954
                                                                                                                   ---------------
 CONTAINERS/PACKAGING 2.9%
 Berry Plastics, Term Loan, 6.75%, 7/22/10 .................................................      2,000,000            2,012,916
 Crown Cork & Seal Co. Inc., Term Loan, 6.31%, 8/05/02 .....................................      3,931,200            3,921,372
 Graham Packaging Co.,
     Term Loan B, 4.375%, 1/31/06 ..........................................................      2,651,095            2,641,360
     Term Loan C, 4.625%, 1/31/07 ..........................................................      2,196,621            2,188,555
     Term Loan D, 4.625 - 4.875%, 1/31/07 ..................................................      9,048,119            9,018,224
 Impress Metal, Term Loan G, 5.166%, 12/31/06 ..............................................      3,449,532            3,432,285
 Owens-Illinois Group Inc., Term Loan, 3.84%, 3/31/04 ......................................      9,492,063            9,444,603
 Printpack Inc., Term Loan B, 4.625%, 4/01/08 ..............................................      1,995,000            2,012,456
 Silgan Holdings Inc., Term Loan A, 3.87%, 7/01/08 .........................................      5,000,000            4,975,000
 Stone Container Corp.,
     Term Loan B, 4.375%, 7/25/09 ..........................................................      5,833,333            5,832,727
     Term Loan C, 4.375%, 7/25/09 ..........................................................      2,166,667            2,166,441
 Tekni-Plex Inc., Term Loan B, 5.375%, 6/21/08 .............................................      4,900,000            4,916,332
                                                                                                                   ---------------
                                                                                                                      52,562,271
                                                                                                                   ---------------
 DISCOUNT STORES .3%
 Kmart Corp., DIP, 1.839%, 7/07/04 .........................................................      5,750,000            5,788,094
                                                                                                                   ---------------
 DRUG STORE CHAINS .4%
 Rite Aid Corp., Term Loan, 5.563 - 5.625%, 3/15/05 ........................................      7,421,167            7,322,221
                                                                                                                   ---------------
 ELECTRIC UTILITIES 5.0%
 AES EDC Funding II LLC, Term Loan, 4.695%, 10/06/03 .......................................     22,000,000           16,142,500
 AES New York Funding LLC, Term Loan, 6.875%, 2/28/05 ......................................     19,000,000           15,912,500
 Calpine Corp., Term Loan B, 5.688%, 3/08/04                                                     17,000,000           16,022,500
 Mission Energy Holding,
     Term Loan A, 9.36%, 6/30/06 ...........................................................      6,233,766            3,553,247
     Term Loan B, 9.36%, 6/30/06 ...........................................................     17,766,234           10,126,753

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)


                                                                                                 PRINCIPAL
                                                                                                  AMOUNT*               VALUE
----------------------------------------------------------------------------------------------------------------------------------
aSENIOR FLOATING RATE INTERESTS (CONT.)
 ELECTRIC UTILITIES (CONT.)
 Southern California Edison Co.,
     Term Loan A, 4.563%, 3/03/03 ..........................................................   $  5,000,000        $   4,989,375
     Term Loan B, 5.063%, 3/01/05 ..........................................................     15,000,000           15,053,130
 Western Resources Inc., Term Loan, 4.844%, 6/05/05 ........................................      8,000,000            7,925,000
                                                                                                                   ---------------
                                                                                                                      89,725,005
                                                                                                                   ---------------
 ELECTRONIC COMPONENTS .2%
 Seagate Technology HDD Holdings, Term Loan, 5.75%, 5/13/07 ................................      2,142,900            2,139,150
 Seagate Technology (US) Holdings, Term Loan, 3.938%, 5/13/07 ..............................        857,100              855,600
                                                                                                                   ---------------
                                                                                                                       2,994,750
                                                                                                                   ---------------
 ELECTRONIC EQUIPMENT/INSTRUMENTS .2%
 Neptune Technology Group Inc., Term loan B, 5.42%, 11/01/08 ...............................      3,956,987            3,996,557
                                                                                                                   ---------------
 ELECTRONICS/APPLIANCES .3%
 Alliance Laundry Systems LLC, Term Loan, 7.25%, 7/31/09 ...................................      5,000,000            5,000,000
                                                                                                                   ---------------
 ENGINEERING & CONSTRUCTION .9%
 URS Corp.,
     Term Loan B, 4.875%, 6/09/06 ..........................................................        836,926              833,265
     Term Loan C, 5.125%. 6/09/07 ..........................................................        836,926              833,265
 Washington Group International (Morrison Knudsen), Synthetic Term Loan, 1.71%, 7/23/04 ....     15,500,000           14,725,000
                                                                                                                   ---------------
                                                                                                                      16,391,530
                                                                                                                   ---------------
 ENVIRONMENTAL SERVICES 1.3%
 Allied Waste Industries Inc.,
     Term Loan B, 4.625 - 4.688%, 7/30/06 ..................................................      9,957,060            9,420,912
     Term Loan C, 4.875 - 4.938%, 7/30/07 ..................................................     11,948,475           11,305,097
 Mactec Inc., Term Loan, 6.129%, 2/22/08 ...................................................      1,982,407            1,903,111
                                                                                                                   ---------------
                                                                                                                      22,629,120
                                                                                                                   ---------------
 FINANCIAL CONGLOMERATES .7%
 Ares IV, Term Loan D, 144A, 7.87%, 12/22/12  ..............................................      1,400,000              958,125
 Centurion II, Tranche D, 144A, 7.91%, 11/12/12 ............................................      2,500,000            1,352,345
 Clydesdale CLO, Tranche D, 144A, 8.36%, 3/22/13 ...........................................      2,000,000            1,676,250
 Finova Group Inc., 7.50%, 11/15/09 ........................................................     17,086,000            5,211,230
 First Dominion Funding II, sub. floating rate deb., Series A-D, 144A, 7.50%, 4/25/14 ......      3,000,000            1,650,000
 Highland CLO I, Term Loan D, 144A, 8.073%, 6/01/11 ........................................      2,000,000              800,000
                                                                                                                   ---------------
                                                                                                                      11,647,950
                                                                                                                   ---------------
 FOOD CHAINS .2%
 Roundys Inc., Term Loan, 4.39 - 4.55%, 6/06/09 ............................................      2,000,000            2,000,626
 Winn-Dixie Stores, Term Loan B, 4.625%, 3/31/07 ...........................................        901,707              907,202
                                                                                                                   ---------------
                                                                                                                       2,907,828
                                                                                                                   ---------------
 FOOD DISTRIBUTORS .1%
 Fleming Companies Inc., Term Loan, 4.125%, 6/18/08 ........................................      1,000,000            1,000,417
                                                                                                                   ---------------
 FOOD RETAIL .1%
 Dominos Inc., Term Loan B, 6.25%, 7/26/08 .................................................      2,000,000            2,007,500
                                                                                                                   ---------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)


                                                                                                 PRINCIPAL
                                                                                                  AMOUNT*               VALUE
----------------------------------------------------------------------------------------------------------------------------------
aSENIOR FLOATING RATE INTERESTS (CONT.)
 FOOD: MAJOR DIVERSIFIED 1.2%
 Agrilink Foods Inc.,
     Term Loan B, 5.82%, 9/30/04 ...........................................................   $  4,215,881        $   4,212,719
     Term Loan C, 6.07%, 9/30/05 ...........................................................      4,322,004            4,318,762
gAurora Food Holdings, Revolver, .50 - 5.821%, 6/30/05 .....................................      5,798,166            5,238,643
 International Multifoods, Term Loan B, 4.84 - 4.91%, 2/28/08 ..............................      1,990,000            1,998,350
 Merisant Corp., Term Loan B, 5.11%, 3/17/07 ...............................................      1,055,007            1,063,744
 Nutrasweet,
     Second Lien Term Loan, 7.00%, 5/24/09 .................................................      3,000,000            3,003,750
     Term Loan B, 5.125%, 5/24/07 ..........................................................      1,364,124            1,369,239
                                                                                                                   ---------------
                                                                                                                      21,205,207
                                                                                                                   ---------------
 FOOD: MEAT/FISH/DAIRY .7%
 American Seafoods, Term Loan B, 5.11 - 7.00%, 4/15/09 .....................................      2,981,250            3,006,093
 Suiza Foods Corp., Term Loan B, 4.11%, 12/21/08 ...........................................      9,975,000           10,027,648
                                                                                                                   ---------------
                                                                                                                      13,033,741
                                                                                                                   ---------------
 HOSPITAL/NURSING MANAGEMENT 2.2%
 Genesis Health Ventures Inc.,
     Delayed Draw Term Loan B, 5.36 - 5.40%, 3/30/07 .......................................      2,170,780            2,174,850
     Floating Rate Note, 6.86%, 4/02/07 ....................................................      5,380,442            5,353,540
     Term Loan, 5.36%, 3/30/07 .............................................................      7,708,171            7,746,712
 IASIS Healthcare Corp.,
     Term Loan A, 7.25%, 9/30/04 ...........................................................      8,794,872            8,794,872
     Term Loan B, 8.00%, 9/30/06 ...........................................................      9,752,983            9,772,138
 Mariner Health Care Inc., Second Priority Secured Note, 7.40%, 5/09/09 ....................      4,658,406            4,664,229
 Triad Hospitals Inc., Term Loan B, 4.82%, 9/30/08 .........................................        991,818            1,001,116
                                                                                                                   ---------------
                                                                                                                      39,507,457
                                                                                                                   ---------------
 HOTEL/RESORTS/CRUISELINES 4.2%
 Extended Stay America Inc., Term Loan B, 4.82%, 7/01/07 ...................................      8,591,216            8,636,862
 Sunburst Hospitality Corp., Term Loan, 6.09%, 12/21/05 ....................................     15,098,375           15,079,502
 Wyndham International Inc.,
     Increasing Rate Note, 6.625%, 6/05/03 .................................................     31,101,811           26,168,721
    gRevolver, 2.00 - 5.625%, 6/30/05 ......................................................      9,933,131            8,418,328
     Term Loan B, 6.625%, 6/30/04 ..........................................................     20,571,783           17,308,872
                                                                                                                   ---------------
                                                                                                                      75,612,285
                                                                                                                   ---------------
 INDUSTRIAL MACHINERY .5%
 Blount International Inc., Term Loan B, 6.31%, 6/30/06 ....................................      2,279,975            2,246,489
 Flowserve Corp., Term Loan C, 4.75 - 4.875%, 6/30/09 ......................................      3,000,000            2,989,875
 Gleason Corp., Term Loan B, 5.438%, 2/18/08 ...............................................      4,468,311            4,468,311
                                                                                                                   ---------------
                                                                                                                       9,704,675
                                                                                                                   ---------------
 INDUSTRIAL SPECIALTIES .4%
 SC Johnson Commercial Markets, Term Loan B, 5.396%, 11/03/09 ..............................      7,500,000            7,562,280
                                                                                                                   ---------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)


                                                                                                 PRINCIPAL
                                                                                                  AMOUNT*               VALUE
----------------------------------------------------------------------------------------------------------------------------------
aSENIOR FLOATING RATE INTERESTS (CONT.)
 MAJOR TELECOMMUNICATIONS 1.0%
 Alec Holdings Inc.,
     Term Loan B, 4.875%, 11/04/07 .........................................................   $  2,605,263        $   2,558,858
     Term Loan C, 5.125%, 5/14/08 ..........................................................      2,344,737            2,302,972
cE.Spire Communications, Term Loan C, 8.75%, 8/01/06 .......................................     16,877,867                    0
 ICG Communications Inc., Term Loan B, 9.00%, 3/31/06 ......................................      2,399,045            2,291,088
 McLeod USA Inc., Term Loan B, 6.13%, 5/30/08 ..............................................      8,941,176            4,448,235
cNorthpoint Communications Group Inc.,
    gRevolver, 5/03/12 .....................................................................        238,900              145,729
     Term Loan, 9.50%, 3/31/04 .............................................................      7,545,010            4,602,456
cWCI Capital Corp., Term Loan B, 10.25%, 3/31/07 ...........................................     30,500,000              635,407
cWinstar Communications Inc., DIP, 7.75%, 12/31/02 .........................................      5,398,775              674,847
                                                                                                                   ---------------
                                                                                                                      17,659,592
                                                                                                                   ---------------
 MANAGED HEALTH CARE .1%
 Pacificare Health Systems Inc.,Term Loan, 6.82%, 1/03/05 ..................................      2,361,453            2,356,657
                                                                                                                   ---------------
 MARINE SHIPPING .7%
 American Commerical Lines,
     Term Loan B, 6.00%, 6/30/06 ...........................................................      1,137,980            1,077,017
     Term Loan C, 6.25%, 6/30/07 ...........................................................      1,338,990            1,267,259
 Great Lakes Transportation LLC, Term Loan, 5.839 - 5.875%, 3/23/08 ........................      7,352,710            7,315,946
 Ingram Industries Inc., Term Loan B, 4.319 - 4.323%, 7/02/08 ..............................      2,000,000            2,001,250
                                                                                                                   ---------------
                                                                                                                      11,661,472
                                                                                                                   ---------------
 MEDIA CONGLOMERATES 1.2%
cBridge Information Systems Inc.,
     Multi Draw Term Loan, 7.50%, 5/29/03 ..................................................        502,228               86,634
     Revolver, .50 - 7.25%, 5/29/03 ........................................................          8,966                1,547
     Term Loan A, 7.50%, 5/29/03 ...........................................................        498,090               85,920
     Term Loan B, 6.75%, 7/07/05 ...........................................................     15,124,071            2,608,902
 Canwest Media Inc.,
     Term Loan B, 5.37%, 5/15/08 ...........................................................      7,758,584            7,787,679
     Term Loan C, 5.62%, 5/15/09 ...........................................................      4,847,926            4,866,106
 PEI Holdings, Term Loan B, 6.15 - 6.158%, 3/15/06 .........................................      6,681,711            6,614,894
                                                                                                                   ---------------
                                                                                                                      22,051,682
                                                                                                                   ---------------
 MEDICAL/NURSING SERVICES 1.1%
 Alliance Imaging Inc., Term Loan C, 4.313 - 4.688%, 11/30/08 ..............................      1,476,569            1,479,645
 Davita Inc., Term Loan B, 4.821 - 5.16%, 3/31/09 ..........................................      9,456,132            9,491,593
 Maxxim Medical,
     Term Loan B, 6.188%, 5/12/06 ..........................................................      2,092,978            1,517,409
     Term Loan C, 6.438%, 5/12/07 ..........................................................      2,092,978            1,517,409
 Team Health Inc., Term Loan B, 5.344%, 10/31/08 ...........................................      5,000,000            5,028,125
                                                                                                                   ---------------
                                                                                                                      19,034,181
                                                                                                                   ---------------
 MILITARY/GOVERNMENT/TECHNICAL .1%
 DRS Technologies Inc., Term Loan, 4.85 - 5.16%, 9/28/08 ...................................      2,481,250            2,499,859
                                                                                                                   ---------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT*               VALUE
----------------------------------------------------------------------------------------------------------------------------------
aSENIOR FLOATING RATE INTERESTS (CONT.)
 MISCELLANEOUS COMMERCIAL SERVICES 1.3%
 Burhmann U.S. Inc., Term Loan B, 5.67%, 10/26/07 ..........................................   $ 19,779,443         $ 19,734,108
 Iron Mountain Inc., Term Loan B, 4.156 - 4.594%, 2/15/08 ..................................        500,000              503,625
 Outsourcing Solutions Inc., Term Loan B, 6.36%, 6/01/06 ...................................      2,817,500            2,750,584
                                                                                                                   ---------------
                                                                                                                      22,988,317
                                                                                                                   ---------------
 MISCELLANEOUS MANUFACTURING 1.2%
 General Cable Corp., Term Loan B, 5.938%, 6/30/07 .........................................      3,195,804            2,895,398
 Mediapak Holdings,
     Term Loan B, 7.695%, 3/31/04 ..........................................................      3,221,255            2,802,492
     Term Loan C, 7.945%, 3/31/04 ..........................................................      3,221,255            2,802,492
 Mueller Group, Term Loan E, 4.56 - 4.61%, 5/31/08 .........................................     10,500,000           10,534,125
 Trimas Corp., Term Loan B, 4.625%, 12/06/09 ...............................................      2,000,000            2,005,626
                                                                                                                   ---------------
                                                                                                                      21,040,133
                                                                                                                   ---------------
 MOVIES/ENTERTAINMENT 9.1%
gAMC Entertainment Inc., Revolver, .50 - 1.50%, 4/10/04 ....................................     27,000,000           25,987,500
gBlockbuster Inc., Revolver, 7/01/04 .......................................................     39,827,472           38,513,166
 Carmike Cinemas Inc., Term Loan, 7.75%, 1/31/07 ...........................................      2,000,000            1,995,000
 CH Operating LLC, Term Loan B, 6.313 - 6.375%, 6/21/07 ....................................      5,155,172            5,129,397
 Charlotte Hornets NBA LP, Term Loan A, 5.125%, 6/30/04 ....................................      1,000,000            1,005,000
 Dreamworks Film Trust II, Term Loan B, 4.56%, 1/15/09 .....................................      2,700,000            2,707,595
 Fitness Holdings Worldwide,
     Term Loan B, 6.563%, 11/02/06 .........................................................      4,900,000            4,630,500
     Term Loan C, 6.813%, 11/02/07 .........................................................     10,115,170            9,558,836
 Hollywood Entertainment Corp., Term Loan B, 5.84%, 6/30/06 ................................      6,250,000            6,278,644
 Hoops LP (Memphis Grizzlies), Term Loan A, 5.25%, 6/12/06 .................................      5,000,000            5,012,500
 Loews Cineplex Entertainment Corp., Term Loan A, 5.75%, 2/28/08 ...........................     27,642,155           27,227,523
 Metro-Goldwyn-Mayer Inc.,
     Term Loan A, 4.60%, 6/30/07 ...........................................................      8,000,000            8,009,000
     Term Loan B, 4.85%, 6/30/08 ...........................................................      4,000,000            4,004,500
 Phoenix Suns, Term Loan B, 4.625 - 4.688%, 3/31/05 ........................................     15,000,000           15,000,000
 WFI Corp. Holdings,
     Term Loan, 4.773%, 10/22/04 ...........................................................      6,400,000            6,418,003
     Term Loan A, 3.398%, 10/22/04 .........................................................        400,000              401,125
                                                                                                                   ---------------
                                                                                                                     161,878,289
                                                                                                                   ---------------
 OFFICE EQUIPMENT/SUPPLIES .5%
 Imagistics International Inc., Term Loan B, 5.344 - 5.406%, 11/09/07 ......................      8,666,974            8,645,306
                                                                                                                   ---------------
 OIL REFINING/MARKETING .4%
 Pacific Energy Group LLC, Term Loan B, 4.07%, 7/26/09 .....................................      3,000,000            3,005,625
 Tesoro Petroleum Corp., Term Loan B, 6.50%, 9/30/07 .......................................      4,982,006            4,904,680
                                                                                                                   ---------------
                                                                                                                       7,910,305
                                                                                                                   ---------------
 OTHER CONSUMER SERVICES .6%
 Sotheby's Holdings Inc., Term Loan B, 4.84 - 4.87%, 8/11/02 ...............................     10,000,000            9,937,500
                                                                                                                   ---------------
 OTHER CONSUMER SPECIALTIES .6%
 Herbalife International Inc., Term Loan, 5.81%, 7/31/08 ...................................     10,000,000            9,987,500
                                                                                                                   ---------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)


                                                                                                 PRINCIPAL
                                                                                                  AMOUNT*               VALUE
----------------------------------------------------------------------------------------------------------------------------------
aSENIOR FLOATING RATE INTERESTS (CONT.)
 OTHER METALS/MINERALS .3%
 Better Minerals & Aggregates, Term Loan B, 5.625 - 8.50%, 9/30/07 .........................   $  4,763,158        $   4,688,734
                                                                                                                   ---------------
 OTHER TRANSPORTATION 1.5%
 Eurotunnel Finance Ltd., Tier 1 Jr Debt, 7.03%, 7/01/25 (United Kingdom) ..................      6,167,225  GBP       8,983,875
 Eurotunnel Finance Ltd., Tier 2 Jr Debt, 7.03%, 7/01/25 (United Kingdom) ..................     14,000,000  GBP      17,824,226
                                                                                                                   ---------------
                                                                                                                      26,808,101
                                                                                                                   ---------------
 PHARMACEUTICALS: GENERIC .2%
 Alpharma Operating Corp., Term Loan, 5.11 - 5.37%, 10/05/08 ...............................      2,901,574            2,861,678
                                                                                                                   ---------------
 PROPERTY-CASUALTY INSURANCE 1.3%
 White Mountains Insurance Group Inc., Term Loan B, 4.73%, 3/31/07 .........................     22,662,626           22,738,161
                                                                                                                   ---------------
 PUBLISHING: BOOKS/MAGAZINES 1.6%
 Advanstar Communications,
     Term Loan A, 5.06%, 4/11/07 ...........................................................      3,237,108            3,169,128
     Term Loan B, 5.81%, 11/02/08 ..........................................................      2,000,000            1,958,000
 American Media Inc., Term Loan C, 4.61 - 4.88%, 4/01/07 ...................................        983,917              993,141
 Primedia Inc., Term Loan B, 4.625%, 6/30/09 ...............................................     10,890,000            8,648,479
 Readers Digest Association Inc., Term Loan B, 4.16 - 4.38%, 5/20/08 .......................      8,500,000            8,505,313
 Weekly Reader, Term Loan B, 5.86 - 6.16%, 11/08/06 ........................................      4,763,265            4,763,265
                                                                                                                   ---------------
                                                                                                                      28,037,326
                                                                                                                   ---------------
 PUBLISHING: NEWSPAPERS .4%
 Trader.com, (Netherlands)
     Term Loan B, 5.55%, 12/31/06 ..........................................................      4,178,945            4,178,945
     Term Loan C, 6.05%, 12/31/07 ..........................................................      3,019,719            3,019,719
                                                                                                                   ---------------
                                                                                                                       7,198,664
                                                                                                                   ---------------
 PULP & PAPER 1.3%
 Alabama Pine & Pulp,
     PIK Term Loan B, 5.81%, 6/30/05 .......................................................      4,015,720              220,865
     PIK Term Loan C, 10.75%, 6/30/05 ......................................................      5,918,479              325,516
     Revolver, 10.81%, 6/30/03 .............................................................      5,000,000            4,395,000
     Term Loan A, 5.81%, 6/30/03 ...........................................................     37,105,162           18,552,581
                                                                                                                   ---------------
                                                                                                                      23,493,962
                                                                                                                   ---------------
 RAILROADS .9%
 DM&E Railroad, Term Loan, 8.75%, 6/30/08 ..................................................      3,000,000            3,007,500
 Helm Holding Corp., Term Loan B, 5.788 - 6.694%, 10/18/06 .................................      5,097,837            4,626,287
 RailAmerica Transportation Corp., Term Loan B, 4.625%, 5/21/09 ............................      5,000,000            5,023,750
 Trinity Industries Inc., Term Loan, 4.875 - 4.969%, 6/07/07 ...............................      3,000,000            3,022,968
                                                                                                                   ---------------
                                                                                                                      15,680,505
                                                                                                                   ---------------
 REAL ESTATE INVESTMENT TRUSTS 1.6%
 Aimco, Term Loan, 4.39%, 2/06/04 ..........................................................      3,478,329            3,460,938
 Corrections Corp. of America, Term Loan B, 5.34 - 5.41%, 10/31/08 .........................     16,957,500           17,101,639

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT*               VALUE
----------------------------------------------------------------------------------------------------------------------------------
aSENIOR FLOATING RATE INTERESTS (CONT.)
 REAL ESTATE INVESTMENT TRUSTS (CONT.)
 Macerich Partnership LP, Term Loan B, 4.818%, 7/09/09 .....................................   $  3,000,000        $   3,000,000
 Newkirk Master LP, Term Loan, 8.50%, 1/30/05 ..............................................      4,713,781            4,760,919
                                                                                                                   ---------------
                                                                                                                      28,323,496
                                                                                                                   ---------------
 RENTAL/LEASING COMPANIES 1.4%
 Ashtead Group, Term Loan B, 4.853 - 4.915%, 6/30/07 .......................................     17,443,861           16,876,935
gRent-A-Center Inc., Revolver, .25 - 1.25%, 7/31/04 ........................................      1,984,654            1,925,115
 Rent-Way Inc., Term Loan B, 7.86%, 9/30/06 ................................................      4,973,013            4,848,688
 United Rentals Inc., Term Loan B, 4.82 - 5.10%, 9/30/07 ...................................      1,000,000            1,004,063
                                                                                                                   ---------------
                                                                                                                      24,654,801
                                                                                                                   ---------------
 SEMICONDUCTORS .4%
 ON Semiconductor Corp.,
    gRevolver, .50 - 5.875%, 8/04/05 .......................................................      1,071,429              975,000
     Term Loan A, 5.875%, 8/04/05 ..........................................................         53,479               49,825
     Term Loan B, 5.875%, 8/04/06 ..........................................................      2,547,488            2,386,148
     Term Loan C, 5.875%, 8/04/07 ..........................................................      2,872,893            2,690,944
     Term Loan D, 5.875%, 8/04/07 ..........................................................      1,874,190            1,752,367
                                                                                                                   ---------------
                                                                                                                       7,854,284
                                                                                                                   ---------------
 SERVICES TO THE HEALTH INDUSTRY .1%
 Accredo Health Inc., Term Loan B, 4.60%, 4/15/09 ..........................................        997,500            1,002,488
                                                                                                                   ---------------
 SPECIALTY STORES .1%
 Petco Animal Supplies Inc., Term Loan B, 5.34%, 10/02/08 ..................................      1,984,615            1,992,885
                                                                                                                   ---------------
 SPECIALTY TELECOMMUNICATIONS 1.0%
c360networks Inc., 8.25%, 12/15/07 .........................................................     19,000,000            3,961,500
cGlobal Crossing Holdings Ltd., Term Loan B, 8.75%, 8/15/06 ................................      2,477,298              399,464
cPacific Crossing Ltd., Term Loan B, 6.00%, 7/28/06 ........................................     23,025,712            2,475,264
 RCN Corp., Term Loan B, 6.063%, 6/03/07 ...................................................     15,750,000           10,473,750
                                                                                                                   ---------------
                                                                                                                      17,309,978
                                                                                                                   ---------------
 STEEL .7%
 Ispat Sidbec Inc.,
     Term Loan B, 6.105 - 6.164%, 7/16/04 ..................................................      3,038,109            2,308,963
     Term Loan C, 6.605 - 6.664%, 1/16/05 ..................................................      3,038,109            2,308,963
 LTV Corp., 6.464%, 10/31/04 ...............................................................      9,376,333            7,501,067
                                                                                                                   ---------------
                                                                                                                      12,118,993
                                                                                                                   ---------------
 TEXTILES .5%
 Foamex International Inc.,
     Term Loan B, 6.50%, 6/30/05 ...........................................................        784,129              784,717
     Term Loan C, 6.75%, 6/30/06 ...........................................................        712,847              713,382
     Term Loan D, 6.625%, 12/31/06 .........................................................      3,661,380            3,664,126
 Pillowtex Corp., Term Loan, 10.00%, 5/24/07 ...............................................      4,657,733            4,343,336
                                                                                                                   ---------------
                                                                                                                       9,505,561
                                                                                                                   ---------------

20
FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT*               VALUE
----------------------------------------------------------------------------------------------------------------------------------
aSENIOR FLOATING RATE INTERESTS (CONT.)
 UTILITIES .3%
 Michigan Electric Transmission Co. LLC, Term Loan, 4.355 - 4.414%, 5/01/07 ................   $  3,000,000        $   3,011,250
 Pike Electric, Inc., Term Loan, 5.375%, 4/17/10 ...........................................      2,735,294            2,758,659
                                                                                                                   ---------------
                                                                                                                       5,769,909
                                                                                                                   ---------------
 WHOLESALE DISTRIBUTORS .4%
 Wilmar Industries Inc., Term Loan B, 5.90%, 9/27/07 .......................................      7,368,750            7,258,219
                                                                                                                   ---------------
 WIRELESS COMMUNICATIONS 4.6%
 Alamosa Holdings, Term Loan, 5.938%, 2/15/08 ..............................................     13,513,514           12,162,162
 American Cellular Inc., Term Loan C, 5.11%, 2/25/09 .......................................      2,734,326            1,847,190
 Arch Wireless Inc.,
     Senior secured note, 10.00%, 5/15/07 ..................................................     21,042,000           14,203,350
     Senior sub. note, PIK, 12.00%, 5/15/09 ................................................     11,115,000            1,722,825
 Cricket Communications Inc., Term Loan, 6.375%, 6/30/07 ...................................     24,000,000            5,940,000
 Nextel Communications Inc., Term Loan D, 4.938%, 3/31/09 ..................................     10,000,000            7,993,330
 Nextel Operations Inc.,
     Leveraged Lease I, 6.50%, 3/15/05 .....................................................      2,895,879            2,475,976
     Leveraged Lease II, 5.15%, 2/08/07 ....................................................     11,859,707           10,140,049
 Nextel Partners Inc., Term Loan C, 6.14%, 7/29/08 .........................................     13,000,000           10,876,667
 Rural Cellular Corp.,
     Term Loan B, 5.15%, 10/03/08 ..........................................................      5,893,356            4,724,509
     Term Loan C, 5.40%, 4/03/09 ...........................................................      5,893,356            4,719,594
 Sygnet Wireless Inc., Term Loan C, 5.61%, 12/23/07 ........................................      1,656,481            1,474,268
cTeligent Inc.,
     Conversion Term Loan, 9.50%, 6/30/06 ..................................................     17,343,750              462,506
     Multi-Draw Term Loan, 9.50 - 9.865%, 6/30/06 ..........................................     25,781,250              687,509
                                                                                                                   ---------------
                                                                                                                      79,429,935
                                                                                                                   ---------------
 TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,776,966,800) ................................                       1,491,582,593
                                                                                                                   ---------------

                                                                                                     SHARES
                                                                                              ------------------
fCOMMON STOCKS AND WARRANTS 2.6%
 AUTO PARTS: O.E.M.
 Exide Technologies., wts., 3/18/06 ........................................................         74,278                    0
                                                                                                                   ---------------
 COMMERICAL PRINTING/FORMS
 DIMAC Holdings Inc., wts., 2/20/49 ........................................................          4,109                    0
 Vertis Holdings Inc., wts., 6/30/11 .......................................................         39,812                    0
                                                                                                                   ---------------
                                                                                                                               0
                                                                                                                   ---------------
 ENGINEERING & CONSTRUCTION 1.4%
 Washington Group International Inc. .......................................................      1,377,318           24,791,721
                                                                                                                   ---------------
 ENVIRONMENTAL SERVICES
 Environmental Systems Products Holdings Inc. ..............................................         49,939                    0
                                                                                                                   ---------------
 HOSPITAL/NURSING MANAGMENT .7%
 Genesis Health Ventures Inc. ..............................................................        799,926           12,886,808
                                                                                                                   ---------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)


                                                                                                     SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------
fCOMMON STOCKS AND WARRANTS (CONT.)
 MEDICAL/NURSING SERVICES .4%
 Mariner Health Care Inc. ..................................................................         486,333       $    6,322,329
 Rotech Medical Corp. ......................................................................          26,267                    0
                                                                                                                   ---------------
                                                                                                                        6,322,329
                                                                                                                   ---------------
 MOVIES/ENTERTAINMENT .1%
 AMF Bowling Worldwide Inc. ................................................................          12,334              323,891
 United Artist Theaters ....................................................................         220,857            1,325,142
                                                                                                                   ---------------
                                                                                                                        1,649,033
                                                                                                                   ---------------
 PACKAGED SOFTWARE
dRivus Internet Group Inc. .................................................................          72,960                    0
                                                                                                                   ---------------
 WIRELESS COMMUNICATIONS
eArch Wireless Inc. ........................................................................       1,618,619              857,868
                                                                                                                   ---------------
 TOTAL COMMON STOCKS AND WARRANTS (COST $88,449,247) .......................................                           46,507,759
                                                                                                                   ---------------
fPREFERRED STOCKS .1%
 ADVERTISING/MARKETING SERVICES
 DIMAC Holdings, 20% PIK pfd. ..............................................................       1,265,651                    0
                                                                                                                   ---------------
 ENVIRONMENTAL SERVICES .1%
 Environmental Systems Products Holdings Inc., pfd. ........................................           8,032            1,004,003
                                                                                                                   ---------------
 TOTAL PREFERRED STOCKS (COST $356,100) ....................................................                            1,004,003
                                                                                                                   ---------------
 CONVERTIBLE PREFERRED STOCKS .1%
 HOSPITAL/NURSING MANAGMENT
 Genesis Health Ventures Inc., 6.00%, cvt. pfd. ............................................          12,576            1,251,312
                                                                                                                   ---------------
 TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,232,448) ......................................                            1,251,312
                                                                                                                   ---------------
 TOTAL LONG TERM INVESTMENTS (COST $1,867,004,595) .........................................                        1,540,345,667
                                                                                                                   ---------------
 SHORT TERM INVESTMENTS 13.7%
bFranklin Institutional Fiduciary Trust Money Market Portfolio (COST $245,141,701) .........     245,141,701          245,141,701
                                                                                                                   ---------------
 TOTAL INVESTMENTS (COST $2,112,146,296) 100.3% ............................................                        1,785,487,368
 OTHER ASSETS, LESS LIABILITIES (.3)% ......................................................                           (5,556,939)
                                                                                                                   ---------------
 NET ASSETS 100.0% .........................................................................                       $1,779,930,429
                                                                                                                   ===============


CURRENCY ABBREVIATION:
GBP - British Pounds



*The principal amount is stated in U.S. dollars unless otherwise indicated. aSenior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).
bThe Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by
 Franklin Advisers Inc.
cSee Note 8 regarding defaulted securities.
dSee Note 9 regarding restricted securities.
eThe Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in non-controlled "affiliated companies" at July 31, 2002 were $857,868.
fNon-income producing
gSee Note 1 regarding unfunded commitments.



                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2002


Assets:
 Investments in securities:
  Cost .........................................................................................................   $2,112,146,296
                                                                                                                   ==============
  Value ........................................................................................................    1,785,487,368
 Cash ..........................................................................................................        2,284,866
 Receivables:
  Investment securities sold ...................................................................................      101,854,250
  Capital shares sold ..........................................................................................          578,074
  Interest .....................................................................................................       12,012,569
 Organization costs ............................................................................................            4,672
 Other assets ..................................................................................................           60,889
                                                                                                                   ---------------
      Total assets .............................................................................................    1,902,282,688
                                                                                                                   ---------------
Liabilities:
 Payables:
  Investment securities purchased ..............................................................................       36,836,544
  Affiliates ...................................................................................................        2,042,538
  Shareholders .................................................................................................          664,448
 Distributions to shareholders .................................................................................        2,803,547
 Unfunded loan commitments (Note 1) ............................................................................       79,775,171
 Other liabilities .............................................................................................          230,011
                                                                                                                   ---------------
      Total liabilities ........................................................................................      122,352,259
                                                                                                                   ---------------
       Net assets, at value ....................................................................................   $1,779,930,429
                                                                                                                   ===============
Net assets consist of:
 Undistributed net investment income ...........................................................................       (3,736,760)
 Net unrealized depreciation ...................................................................................     (326,560,538)
 Accumulated net realized loss .................................................................................     (128,938,132)
 Capital shares ................................................................................................    2,239,165,859
                                                                                                                   ---------------
       Net assets, at value ....................................................................................   $1,779,930,429
                                                                                                                   ===============
 Net asset value and maximum offering price per share ($1,779,930,429 / 214,547,270 shares outstanding)(a) .....            $8.30
                                                                                                                   ===============





aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.



                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements (CONTINUED)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2002


Investment income:
 Dividends ...............................................................................................    $   3,015,465
 Interest ................................................................................................      177,901,413
                                                                                                              --------------
      Total investment income ............................................................................      180,916,878
                                                                                                              --------------
Expenses:
 Management fees (Note 5) ................................................................................       17,761,855
 Administrative fees (Note 5) ............................................................................        2,293,349
 Transfer agent fees (Note 5) ............................................................................        9,594,046
 Custodian fees ..........................................................................................           19,152
 Reports to shareholders .................................................................................          112,084
 Professional fees .......................................................................................          421,225
 Trustees' fees and expenses .............................................................................            3,749
 Amortization of organization costs ......................................................................           24,804
 Other ...................................................................................................           50,002
                                                                                                              --------------
      Total expenses .....................................................................................       30,280,266
                                                                                                              --------------
       Net investment income .............................................................................      150,636,612
                                                                                                              --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ............................................................................................     (116,227,009)
  Foreign currency transactions ..........................................................................           90,204
                                                                                                              --------------
       Net realized loss .................................................................................     (116,136,805)
 Net unrealized appreciation (depreciation) on:
  Investments ............................................................................................     (126,976,642)
  Translation of assets and liabilities denominated in foreign currencies ................................           96,981
                                                                                                              --------------
       Net unrealized depreciation .......................................................................     (126,879,661)
                                                                                                              --------------
Net realized and unrealized loss .........................................................................     (243,016,466)
                                                                                                              --------------
Net decrease in net assets resulting from operations .....................................................    $ (92,379,854)
                                                                                                              ==============



                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                                                       2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................................................    $   150,636,612    $  266,212,179
  Net realized loss from investments and foreign currency transactions ....................       (116,136,805)      (11,003,395)
  Net unrealized depreciation on investments and translation of assets and liabilities
   denominated in foreign currencies ......................................................       (126,879,661)     (176,046,520)
                                                                                               ----------------------------------
      Net increase (decrease) in net assets resulting from operations .....................        (92,379,854)       79,162,264
 Distributions to shareholders from net investment income .................................       (153,197,524)     (268,509,479)
 Capital share transactions (Note 2) ......................................................       (806,679,853)      480,038,146
                                                                                               ----------------------------------
      Net increase (decrease) in net assets ...............................................     (1,052,257,231)      290,690,931
Net assets:
 Beginning of year ........................................................................      2,832,187,660     2,541,496,729
                                                                                               ----------------------------------
 End of year ..............................................................................    $ 1,779,930,429    $2,832,187,660
                                                                                               ==================================
Undistributed net investment income included in net assets:
 End of year ..............................................................................    $    (3,736,760)   $   (1,298,001)
                                                                                               ==================================



                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Trust (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.


A. SECURITY VALUATION:

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers, Inc. The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.


B. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


C. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.


D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discount from securities is amortized on a yield to maturity basis. Facility fees are recognized as income over the expected term of the loan. Dividend income and distributions to shareholders are recorded on the ex-dividend date.


E. ORGANIZATION COSTS:

Organization costs are amortized on a straight-line basis over five years.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)


F. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


G. AUDIT GUIDE:

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to August 1, 2001, premiums on fixed income securities were included in realized gains and losses. The cumulative effect of this accounting change resulted in a reduction of $58,234 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.

The effect of this change for the year ended July 31, 2002 was to decrease net investment income by $1,633,047, decrease unrealized losses by $1,519,562, and decrease realized losses by $113,485. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.


H. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. These commitments are disclosed in the accompanying Statement of Investments and Statement of Assets and Liabilities.


2. SHARES OF BENEFICIAL INTEREST

At July 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                                  YEAR ENDED JULY 31,
                                                        ---------------------------------------------------------------------
                                                                       2002                                 2001
                                                        ---------------------------------------------------------------------
                                                             SHARES           AMOUNT               SHARES          AMOUNT
                                                        ---------------------------------------------------------------------
Shares sold ...........................................     28,062,186   $   250,305,588        135,483,175  $ 1,307,595,804
Shares issued in reinvestment of distributions ........     11,096,664        97,874,769         19,247,577      184,070,432
Shares redeemed .......................................   (131,170,493)   (1,154,860,210)      (106,217,953)  (1,011,628,090)
                                                        ---------------------------------------------------------------------
Net increase (decrease) ...............................    (92,011,643)  $  (806,679,853)        48,512,799  $   480,038,146
                                                        =====================================================================

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (CONTINUED)

3. TENDER OF SHARES

On a quarterly basis, the Fund may make tender offers, the amount of which is determined by the Board of Trustees, for the repurchase of at least 5% but not more than 25% of the shares outstanding. The repurchase price is the net asset value on the tender offer expiration date.

4. REVOLVING CREDIT FACILITY

The Fund participates in a $200 million senior unsecured revolving credit facility to fund shareholder redemptions or meet unfunded loan commitments. The facility agreement ends on December 20, 2002. Interest is charged at the Federal Funds Rate plus .50%. Facility fees paid are amortized on a straight line basis over the term of the commitment. Annual commitment fees of .09% are charged on the unused portion of the facility and allocated among the participating funds based on net assets.

During the year ended July 31, 2002, the Fund did not utilize the facility.

5. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

   ENTITY                                                         AFFILIATION
   --------------------------------------------------------------------------------------
   Franklin Templeton Services LLC (FT Services)                  Administrative manager
   Franklin Advisers Inc. (Advisers)                              Investment manager
   Franklin/Templeton Distributors Inc. (Distributors)            Principal underwriter
   Franklin/Templeton Investor Services LLC (Investor Services)   Transfer agent


The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) in an amount not to exceed the management fees paid by the Sweep Money Fund.

The Fund pays an administrative fee to FT Services based on the average net assets of the Fund as follows:

        ANNUALIZED
         FEE RATE    AVERAGE DAILY NET ASSETS
       -----------------------------------------------------------------
           .150%     First $200 million
           .135% Over $200 million, up to and including $700 million .100% Over $700 million, up to and including $1.2 billion
           .075%     In excess of $1.2 billion

Distributors received contingent deferred sales charges for the year of $1,010,664.

The Fund pays a transfer agent fee to Investor Services of .40% per year of the average daily net assets of the Fund.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (CONTINUED)



6. INCOME TAXES

At July 31, 2002, the cost of investments, net unrealized depreciation, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:


         Cost of investments ....................  $2,114,730,693
                                                   ===============
         Unrealized appreciation ................  $   10,015,424
         Unrealized depreciation ................    (339,258,749)
                                                   ---------------
         Net unrealized depreciation ............  $ (329,243,325)
                                                   ===============
         Undistributed ordinary income ..........  $    1,856,670
         Undistributed long term capital gains ..  $           --
                                                   ---------------
         Distributable earnings .................  $    1,856,670
                                                   ===============


At July 31, 2002, the Fund had tax basis capital losses of $2,115,134 which may be carried over to offset future capital gains. Such losses expire in 2009.

At July 31, 2002, the Fund has deferred capital losses occurring subsequent to October 31, 2001 of $125,816,398. For tax purposes, such losses will be reflected in the year ending July 31, 2003.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, and bond premiums.

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions, and bond premiums.

The tax character of distributions paid during the year ended July 31, 2002, was substantially the same for financial statement and tax purposes.


7. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2002 aggregated $1,348,120,572 and $2,262,523,614, respectively.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (CONTINUED)



8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 92.90% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions rather than higher rated securities. At July 31, 2002, the Fund held defaulted securities with a value aggregating $17,838,493 representing 1.00% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.


9. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be resold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. At July 31, 2002, the Fund held one restricted security as follows:

                                                                                                ACQUISITION
SHARES    ISSUER                                                                                   DATE        COST     VALUE
------------------------------------------------------------------------------------------------------------------------------
72,960    Rivus Internet Group Inc. .......................................................       5/10/00     $18,240    $0

FRANKLIN FLOATING RATE TRUST
Independent Auditors' Report


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF FRANKLIN FLOATING RATE TRUST


In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Trust (hereafter referred to as "the Fund") at July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


San Francisco, California
September 4, 2002

BOARD MEMBERS AND OFFICERS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS                                         NUMBER OF
                                                             PORTFOLIOS IN FUND
                                               LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION        TIME SERVED    BY BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)      Trustee         Since 1997          105              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and
FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)          Trustee         Since 1997          133              Director, RBC Holdings, Inc. (bank holding
One Franklin Parkway                                                                company) and Bar-S Foods (meat packing
San Mateo, CA 94403-1906                                                            company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
----------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)       Trustee         Since 1997          134              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (50)          Trustee         Since 1998           82              Director, Amerada Hess Corporation (explo-
One Franklin Parkway                                                                ration and refining of oil and gas); Hercules
San Mateo, CA 94403-1906                                                            Incorporated (chemicals, fibers and resins);
                                                                                    Beverly Enterprises, Inc. (health care); H.J.
                                                                                    Heinz Company (processed foods and allied
                                                                                    products); RTI International Metals, Inc.
                                                                                    (manufacture and distribution of titanium);
                                                                                    Digex Incorporated (web hosting provider);
                                                                                    and Canadian National Railway (railroad).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the
United States and Secretary of the Cabinet (1990-1993); General Counsel to the
United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States
Treasury Department (1988-1989).
----------------------------------------------------------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                             PORTFOLIOS IN FUND
                                               LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION        TIME SERVED    BY BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (73)         Trustee         Since 1997          105              Director, The California Center for Land
One Franklin Parkway                                                                Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman,
Peregrine Venture Management Company (venture capital).
----------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)         Trustee         Since 1997          133              Director, White Mountains Insurance Group,
One Franklin Parkway                                                                Ltd. (holding company); Martek Biosciences
San Mateo, CA 94403-1906                                                            Corporation; WorldCom, Inc. (communications
                                                                                    services); MedImmune, Inc. (biotechnology);
                                                                                    Overstock.com (Internet services); and
                                                                                    Spacehab, Inc. (aerospace services).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and
FORMERLY, Chairman, White River Corporation (financial services) (until 1998)
and Hambrecht & Quist Group (investment banking) (until 1992); and President,
National Association of Securities Dealers, Inc. (until 1987).
----------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS                             NUMBER OF
                                                             PORTFOLIOS IN FUND
                                               LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION        TIME SERVED    BY BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)      Trustee         Since 1997          133              None
One Franklin Parkway           and Chairman
San Mateo, CA 94403-1906       of the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (61)  Trustee         Since 1997          117              None
One Franklin Parkway           and President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc.; and officer of 51 of the investment companies in
Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)           Vice President  Since 1997   Not Applicable          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                             PORTFOLIOS IN FUND
                                               LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION        TIME SERVED    BY BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
RICHARD D'ADDARIO (53)         Vice President  Since        Not Applicable          None
One Franklin Parkway                           March 2002
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President and Director of Research, Franklin Advisers, Inc.; and
officer of three of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)        Vice President  Since 1997   Not Applicable          None
One Franklin Parkway           and Chief
San Mateo, CA 94403-1906       Financial Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief
Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief
Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President,
Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)             Vice President  Since 2000   Not Applicable          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive
Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, President, Chief Executive Officer and Director,
Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
(until 2000).
----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)          Vice President  Since 2000   Not Applicable          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior
Vice President, Templeton Worldwide, Inc. and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of
Investment Management, Executive Assistant and Senior Advisor to the Chairman,
Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and
Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
----------------------------------------------------------------------------------------------------------------------------------
CHAUNCEY F. LUFKIN (44)        Vice President  Since 1997   Not Applicable          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and Portfolio Manager, Franklin Advisers, Inc.; and
officer of two of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                             PORTFOLIOS IN FUND
                                               LENGTH OF      COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION        TIME SERVED    BY BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
EDWARD V. MCVEY (65)           Vice President  Since 1997   Not Applicable          None
26335 Carmel Rancho Blvd.
Carmel, CA 93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice
President, Templeton/Franklin Investment Services, Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)      Treasurer       Since 2000   Not Applicable          None
One Franklin Parkway           and Principal
San Mateo, CA 94403-1906       Accounting
                               Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)         Vice President  Since 2000   Not Applicable          None
One Franklin Parkway           and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------------------------------------------




*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.






The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.

                      This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
  Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
  Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
  Companies Fund
Templeton Growth Fund
Templeton International
  (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
  Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
  Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
  Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund(1)
Franklin Capital Growth Fund(2)
Franklin DynaTech Fund
Franklin Gold and Precious
  Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
  Growth Fund
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
  Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
  Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
  Target Fund
Franklin Templeton Moderate
  Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
  Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
  U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
  Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)
Alabama               Minnesota(10)
Arizona               Missouri
California(11)        New Jersey
Colorado              New York(11)
Connecticut           North Carolina
Florida(11)           Ohio(10)
Georgia               Oregon
Kentucky              Pennsylvania
Louisiana             Tennessee
Maryland              Texas
Massachusetts(10)     Virginia
Michigan(10)


INSURANCE FUNDS
Franklin Templeton Variable
Insurance Products Trust(12)



1. Effective 9/1/02, the fund's name will change to Franklin Flex Cap Growth Fund and its investment criteria will be modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
2. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
3. The fund is closed to all new investors. Existing shareholders can continue adding to their account through exchanges and purchases.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.



                                                                          08/02

  (LOGO APPEARS HERE)
FRANKLIN(R) TEMPLETON(R)           One Franklin Parkway
     INVESTMENTS                   San Mateo, CA  94403-1906





WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.







ANNUAL REPORT
FRANKLIN FLOATING RATE TRUST

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Floating Rate Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

020 A2002 09/02        (LOGO APPEARS HERE) Printed on recycled paper